Related Party Transactions and Balances - Schedule of Relationships with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Relationships with Related Parties [Line Items]
Total asset management income		$ 593	$ 655	$ 871
Amount due to directors		(198)	(951)
Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers		339	46
Amount due from related parties		38	12
Amount due to related parties		$ (2,022)
Grow World LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[1]	Entity controlled by Mr. Lok and Ms. Yao
Total asset management income			1	10
Grow World II LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Mr. Lok and Ms. Yao
Total asset management income		$ 57	127	46
Total receivable from customers		47	4
Amount due from related parties		$ 6
Solomon Capital Fund SPC [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Mr. Lok and Ms. Yao
Total asset management income		$ 536	527	$ 815
Total receivable from customers		292	42
Amount due from related parties		$ 32	12
Northstar Futurex SP [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Solomon Global Select Fund SPC
Amount due to related parties		$ (22)
Winner Global Select LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties		Entity controlled by Mr. Lok
Amount due to related parties		$ (2,000)
Mr. Lok [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[2]	Shareholder and director of the Company
Amount due to directors			(382)
Ms. Yao [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[3]	Shareholder and director of the Company
Amount due to directors		$ (198)	$ (569)
Mr. Zhu [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	[4]	Shareholder and director of the Company

[1]	On August 2, 2024, Grow World LPF was no longer a related party to the Company, following a transfer of the Grow World LPF’s ownership to a third party. Additionally, the Company ceased to be Grow World LPF’s investment manager on August 6, 2024 and no income was recognized since August 6, 2024.
[2]	Mr. Lok was a director of the Company and had been appointed as the Chief Executive Officer with effect from March 19, 2025.
[3]	Ms. Yao was a director of SJFZ from October 2022 to April 2025 and had been appointed as a director of the Company with effect from March 19, 2025.
[4]	Mr. Zhu has been appointed as a director of the Company, effective from October 15, 2025.